Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

(in thousands)	June 30, 2022	December 31, 2021
Advanced manufacturing machinery & quality equipment	$5,772	$5,705
Software	4,894	2,912
Computer & office hardware	1,226	1,149
Furniture and fixtures	235	39
Leasehold improvements	3,377	3,048
Construction in-progress	711	—

Total property, plant and equipment	16,215	12,853
Accumulated depreciation and amortization	(4,692)	(3,325)

Property, plant and equipment (net)	$11,523	$9,528

Property and equipment, net, consisted of the following:

	December 31, 2021	December 31, 2020
Advanced manufacturing machinery & quality equipment	$5,705,034	$3,016,377
Software	2,912,107	—
Computer & office hardware	1,148,944	657,972
Furniture and fixtures	38,473	34,753
Leasehold improvements	3,048,419	699,278

Total property and equipment	$12,852,977	$4,408,380
Less: accumulated depreciation and amortization	(3,324,550)	(1,744,014)

Property and equipment (Net)	$9,528,427	$2,664,366